Long-Term Debt - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 21, 2018 CNY (¥) Loan	Aug. 29, 2018 CNY (¥) Loan
Debt Instrument [Line Items]
Debt instrument, term	8 years
Mortgage Bank Loan | PRC Bank
Debt Instrument [Line Items]
Debt instrument number of loan agreement | Loan				2	2
Debt instrument, face amount				¥ 260,000	¥ 260,000
Debt instrument periodic payment description	The loans are secured by pledging Building A and Building D and are repaid in equal instalment every three months with maturity term in 8 years.
Debt instrument, interest rate	1.472%
Repayment of secured loans	¥ 32,500	¥ 32,500	¥ 1,875